LONG TERM LIABILITIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long term notes	$ 149,748	$ 164,726	$ 0
Payment of interest	$ 2,800	8,000	$ 0
Note $125K [Member]
Long term note issued		125,000
Periodic payment		$ 5,700
Interest rate		5.00%
Note $135K [Member]
Long term note issued		$ 135,000
Periodic payment		$ 5,700
Interest rate		5.00%
Convertible Debt
Long term note issued		$ 2,000,000
Interest rate		5.50%
Payment of interest		$ 0